Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 82,759	$ 11,920	¥ 38,037
Payroll and welfare payable	302,006	43,498	239,945
Accrued rebates and cash incentives	473,271	68,165	410,893
Deposit from customers	66,526	9,582	19,458
Accrued expenses	118,877	17,122	71,961
Payable for purchase of fixed assets	12,200	1,757	2,612
Professional service fees	12,570	1,810	17,262
Payable for exercise of share-based awards	10,464	1,507	4,852
Others	72,874	10,498	28,453
Accrued expenses and other payables	¥ 1,151,547	$ 165,859	¥ 833,473